Commitments and Contingencies - Schedule of Future Minimum Lease Payments Related to Non-cancellable Operating Lease Commitments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Operating Leases Future Minimum Payments Due [Abstract]
Operating lease cost	$ 57	$ 224
Operating lease - operating cash flows	$ 189	$ 246
Weighted average remaining lease term	1 year 9 months	3 years 18 days
Weighted average discount rate	7.20%	15.10%
2020 (remaining three months)	$ 63	$ 253
2021	63	260
2022	32	267
2023		10
Total future minimum lease payments	158	790
Less imputed interest	(4)	(153)
Total liability	154	637	$ 700
Current operating lease liability	107	172
Non-current operating lease liability	47	465
Total	$ 154	$ 637	$ 700